SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”)

Effective immediately, Niklas Nordenfelt, CFA is removed as a portfolio manager to the Fund. All references to Niklas Nordenfelt, CFA in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Effective immediately, Chris Lee, CFA is added as a portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Chris Lee, CFA, Portfolio Manager / 2020 Michael J. Schueller, CFA, Portfolio Manager / 2007

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Chris Lee, CFA Short-Term High Yield Bond Fund	Mr. Lee joined Wells Capital Management in 2012, where he currently serves as a senior portfolio manager on the Multi-Sector Fixed Income Plus and High Yield team.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Chris Lee, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Chris Lee, CFA became a portfolio manager of the Fund on August 6, 2020. The information presented in this table is as of August 31, 2019, at which time Chris Lee, CFA was not a portfolio manager of the Fund.

Wells Capital Management[1]
Chris Lee, CFA[2]	Short-Term High Yield Bond Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Chris Lee, CFA became a portfolio manager of the Fund on August 6, 2020. The information presented in this table is as of August 31, 2019, at which time Chris Lee, CFA was not a portfolio manager of the Fund.

August 6, 2020	IFR080/P1001S4